Related Party Transactions	6 Months Ended
Jun. 30, 2021
Disclosure of related party [text block] [Abstract]
RELATED PARTY TRANSACTIONS
21.	RELATED PARTY TRANSACTIONS

The principal related party balances and transactions as at and for the six months ended June 30, 2021 and 2020 are as follows:

The principal related party balances and transactions as of and for the years ended December 31, 2020 and 2019 are as follows:

Amounts due from related parties:

		As at June 30, 2021	As at December 31, 2020
Quantum Infosec Inc (“Quantum”)	(a, b)	$357	$-
Guardforce TH Group Company Limited	(b)	6,593	6,026
Guardforce AI Technology Limited	(b)	236	-
Guardforce AI Service Limited	(b)	236	-
Bangkok Bank Public Company Limited	(c)	-	443
Guardforce Limited	(d)	-	20,647
Shenzhen Intelligent Guardforce Robot Technology Co., Limited	(e)	-	346,152
		$7,422	$373,268

(a)	Quantum Infosec Inc is related with the Company since March 2021 when the Company acquired Handshake. Quantum owns 49% of Handshake and the shareholders of Quantum are the directors of Handshake.

(b)	Amounts due from Quantum Infosec Inc, Guardforce TH Group Company Limited, Guardforce AI Technology Limited, Guardforce AI Service Limited were business advances for operational purposes.

(c)	Amounts due from Bangkok Bank Public Company Limited represents trade receivables for service provided by the Company.

(d)	Amounts due from Guardforce Limited represents primarily trade receivables for the sale of robots. The balance was fully settled in January 2021.

(e)	Amounts due from Shenzhen Intelligent Guardforce Robot Technology Co., Limited comprised of $187,665 advance to suppliers for the purchase of robots and $158,487 commission receivable.

Amounts due to related parties:

		As at June 30, 2021	As at December 31, 2020
Tu Jingyi	(b)	$88,047	$88,047
Profit Raider Investment Limited	(b)	1,253,814	1,136,664
Shenzhen Intelligent Guardforce Robot Technology Co., Limited	(d)	2,881,698	-
Guardforce Holdings (HK) Limited	(c)	156,782	156,782
Richard Hall	(e)	15,976	-
Shenzhen Junwei Investment Development Company Limited (“Junwei”)	(a)	-	225,085
Guardforce Aviation Security Company Limited	(d)	-	1,224
Guardforce Security (Thailand) Company Limited	(d)	-	62,667
		$4,396,317	$1,670,469

(a)	Amounts due to Shenzhen Junwei Investment Development Company Limited represent non-interest bearing advances from related parties. In January 2021, the amount due to Junwei was forgiven.

(b)	Amounts due to Tu Jingyi and Profit Raider Investment Limited represented interest accrued on the respective loans.

(c)	Amounts due to Guardforce Holdings (HK) Limited comprised of $99,998 advances made and $56,784 accrued interests on the loans.

(d)	Amounts due to Shenzhen Intelligent Guardforce Robot Technology Co., Limited , Guardforce Aviation Security Company Limited and Guardforce Security (Thailand) Company Limited represent accounts payable for the products or services provided by related parties.

(e)	Richard Hall is related to the Company since March 2021 when the Company acquired Handshake. Richard is one of the shareholders of Quantum which owns 49% of Handshake and Richard is the director of Handshake. Amount due to Richard represent advances made to Handshake.

Long-term borrowings from related parties:

		As at June 30, 2021	As at December 31, 2020
Guardforce Holdings (HK) Limited	(a)	$4,040,500	$4,140,500
Tu Jingyi	(b)	1,437,303	1,437,303
Profit Raider Investment Limited	(c)	12,649,903	13,508,009
		$18,127,706	$19,085,812

(a)	From time to time, the Company borrowed from Guardforce Holdings (HK) Limited whereby as of June 30, 2021, total loan amount from Guardforce Holdings (HK) Limited was $4,648,498. These loans bear interest rate of 2% and are due on various dates from December 22, 2022 to September 8, 2023.

(b)	On September 1, 2018, the Company entered into an agreement with Mr. Tu Jingyi whereby he lent $1,437,303 (RMB10 million) to the Company. The loan is due on August 31, 2022 with an interest rate at 1.5%.

(c)	The loan with Profit Raider Investment Limited is due on December 31, 2022. As of June 30, 2021, the outstanding principal amount due was $12,649,903 and the amount of interest accrued on the loan, calculated up to June 31, 2021 was $1,253,814.

Related party transactions:

		For the six months ended June 30,
Nature		2021	2020
Service/ Products received from related parties:
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Purchases	(a)	$4,652,125	$150,185

Service/ Products delivered to related parties:
Guardforce Limited – Sales	(b)	$111,564	$128,410

Nature of transactions:

(a)	The Company purchased robots from Shenzhen Intelligent Guardforce Robot Technology Co., Limited;

(b)	The Company sold robots to Guardforce Limited.